CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Non-current assets
Intangible assets		$ 4,104		$ 4,115		$ 1,971	$ 2,139
Property, plant and equipment		3,368		3,068		2,512	2,699
Derivative financial instruments		7		131			49
Deferred tax assets		221		273		194	223
Other non-current assets		25		21		15	12
Total non-current assets		7,725		7,608		4,692	5,122
Current assets
Inventories		1,353		1,186		898	935
Trade and other receivables		1,274		1,227		709	840
Related party receivables						440	490
Derivative financial instruments		16		12			2
Cash and cash equivalents		784		813		602	503
Total current assets		3,427		3,238		2,649	2,770
TOTAL ASSETS		11,152		10,846		7,341	7,892
Equity attributable to owners of the parent
Issued capital		23
Share premium		1,290		274		571	571
Capital contribution		485		485
Other reserves		(21)		152		169	88
Retained earnings		(3,152)		(3,093)		(2,898)	(2,787)
Total equity attributable to owners of the parent	€ (1,148)	(1,375)	€ (2,070)	(2,182)	€ (1,982)	(2,158)	(2,128)
Non-controlling interests		1		3		3	3
TOTAL EQUITY		(1,374)		(2,179)		(2,155)	(2,125)
Non-current liabilities
Borrowings		8,306		8,582		6,964	7,326
Employee benefit obligations		997		954		784	878
Derivative financial instruments		301		0
Deferred tax liabilities		583		732		502	510
Related party borrowings		0	€ 709	709
Provisions		44		60		52	40
Total non-current liabilities		10,231		11,037		8,302	8,754
Current liabilities
Borrowings		2		8		8	5
Interest payable		71		85		86	101
Derivative financial instruments		2		8		8	8
Trade and other payables		1,988		1,622		957	976
Income tax payable		162		192		83	112
Provisions		70		73		52	61
Total current liabilities		2,295		1,988		1,194	1,263
TOTAL LIABILITIES		12,526		13,025		9,496	10,017
TOTAL EQUITY and LIABILITIES		$ 11,152		$ 10,846		$ 7,341	$ 7,892